FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 12 — FAIR VALUE MEASUREMENTS

The methodologies for estimating the fair value of financial assets and liabilities that are measured at fair value on a recurring or non-recurring basis are discussed below.  The methodologies for other financial assets and liabilities are discussed above. ASC 820 establishes a hierarchy that prioritizes the use of fair value inputs used in the valuation methodologies into the following three levels:

Level 1 — Quoted prices for identical instruments in active markets that Bancorp has the ability to access at the measurement date.

Level 2 — Significant other observable inputs other than Level 1 prices such as quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, or other inputs that are observable or can be derived from or corroborated by observable market data by correlation or other means.

Level 3 — Significant unobservable inputs that reflect the Bancorp’s own assumption about the assumptions that market participants would use in pricing an asset or liability.

In general, Bancorp determines fair value based upon quoted prices when available or through the use of alternative approaches, such as matrix or model pricing, when market quotes are not readily accessible or available. The valuation techniques used are based on observable and unobservable inputs.  Valuation adjustments may be made to ensure that financial instruments are recorded at fair value.  While management believes Bancorp’s valuation methodologies are appropriate and consistent with other market participants, the use of different methodologies or assumptions used to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. There were no transfers between levels during 2011.

Investment Securities Available for Sale — Securities classified as available for sale are reported at fair value utilizing Level 2 inputs. For these securities, Bancorp obtains fair value measurements from an independent pricing service.  The fair value measurements include considerable observable data that may include dealer quotes, market spreads, cash flows, the treasury yield curve, yield/spread relationships, consensus prepayment rates, and the bonds terms and conditions, among other things.

Impaired Loans — The recorded net investment in impaired loans, including accrued interest, is limited to the present value of the expected cash flows of the impaired loan, the observable fair market value of the loan or the estimated fair value of the loan’s collateral.

Other Real Estate Owned — Other real estate owned includes properties acquired through foreclosure and other properties owned but no longer used for banking purposes.  These properties are recorded at the lower of the recorded amount of the loan, or estimated fair value less estimated costs to sell based on periodic evaluations using Level 3 inputs.  Valuation of the property occurs when it is foreclosed upon and annually thereafter.  Write-downs arising from the acquisition of property, in full or partial satisfaction of loans, are charged to the allowance for loan losses.  Subsequent write-downs after acquisition, identified through management’s periodic valuations, are written down through non-interest expenses.

The table below shows assets measured at fair value on a recurring basis as of the dates indicated:

(dollars in thousands)		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description		(Level 1)	(Level 2)	(Level 3)
December 31, 2011
Available-for-sale securities
U.S. Treasury and government agencies	$129,639	$—	$129,639	$—
Residential mortgage-backed securities and collateralized mortgage obligations	124,419	—	124,419	—
State and political subdivisions	11,330	—	11,330	—
Total	$265,388	$—	$265,388	$—

December 31, 2010
Available-for-sale securities
U.S. government agencies	$85,775	$—	$85,775	$—
Residential mortgage-backed-securities	86,431	—	86,431	—
State and political subdivisions	8,765	—	8,765	—
Total	$180,971	$—	$180,971	$—

The table below shows assets measured at fair value on a non-recurring basis as of the dates indicated:

(dollars in thousands)		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total Gains/(Losses) for the Twelve
Description		(Level 1)	(Level 2)	(Level 3)	Months Ended
December 31, 2011
Impaired loans
Commercial	$855	$—	$—	$855	$40
Commercial real estate	7,917	—	—	7,917	(1,387)
Other real estate	8,919	—	—	8,919	(96)
Real estate construction	658	—	—	658	—
Consumer	98	—	—	98	(6)
Other real estate owned	4,397	—	—	4,397	(816)
Total	$22,844	$—	$—	$22,844	$(2,265)

December 31, 2010
Impaired loans
Commercial	$3,159	$—	$—	$3,159	$(1,065)
Commercial real estate	5,353	—	—	5,353	578
Other real estate	7,331	—	—	7,331	(241)
Real estate construction	969	—	—	969	(114)
Consumer	153	—	—	153	(29)
Other real estate owned	5,813	—	—	5,813	(473)
Total	$22,778	$—	$—	$22,778	$(1,344)

Gains and losses on impaired loans in the table above are the result of charge-offs and/or changes to specific valuation allowances recorded to the allowance for loan losses for the period specified.

Gains and losses on other real estate owned in the table above are the result of write-downs which are charged against earnings for the period specified.